Portfolio of Investments December 31, 2024
NBB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 144.7% (99.3% of Total Investments)
685005459 MUNICIPAL BONDS - 144.7% (99.3% of Total Investments) 685005459
ALABAMA - 0.9% (0.6% of Total Investments)
$ 4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking Project
at Samford University Taxable Series 2024D
7.423% 10/01/44 $ 4,146,312
TOTAL ALABAMA 4,146,312
ALASKA - 0.7% (0.5% of Total Investments)
3,025,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7.500 10/01/52 3,163,405
TOTAL ALASKA 3,163,405
ARIZONA - 0.4% (0.3% of Total Investments)
2,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Grand Canyon University Project,
Taxable Series 2024
7.375 10/01/29 2,040,083
TOTAL ARIZONA 2,040,083
CALIFORNIA - 27.4% (18.8% of Total Investments)
1,680,000 ABAG Finance Authority for Non-Profit Corporations, California,
Special Tax Bonds, Community Facilities District 2004-1 Seismic
Safety Improvements 690 & 942 Market Street Project, Taxable
Refunding Series 2018
5.100 09/01/28 1,642,828
6,125,000 ABAG Finance Authority for Non-Profit Corporations, California,
Special Tax Bonds, Community Facilities District 2004-1 Seismic
Safety Improvements 690 & 942 Market Street Project, Taxable
Refunding Series 2018
5.500 09/01/38 5,559,994
5,500,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Taxable Refunding Subordinate Lien Series 2024 - AGM
Insured
0.000 10/01/39 2,327,852
1,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J. David Gladstone Institutes Project, Taxable
Series 2019
3.550 10/01/34 850,847
1,500,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J. David Gladstone Institutes Project, Taxable
Series 2019
4.000 10/01/39 1,198,163
8,260,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J. David Gladstone Institutes Project, Taxable
Series 2019
4.658 10/01/59 6,194,466
1,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, University of California San Francisco
Neurosciences Building, Build America Taxable Bond Series
2010B
6.486 05/15/49 1,063,691
8,010,000 (a) California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Windsor Mobile Country Club, Taxable
Refunding Series 20202B
6.375 11/15/48 7,622,437
540,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Taxable Refunding
Series 2023B
6.500 07/01/32 531,708
4,530,000 (b) California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Build America Taxable Bond Series
2009G-2
8.361 10/01/34 5,315,705
7,010,000 California State University, Systemwide Revenue Bonds, Build
America Taxable Bond Series 2010B
6.484 11/01/41 7,409,753
2,000,000 California State, General Obligation Bonds, Build America
Federally Taxable Series 2009
7.550 04/01/39 2,367,166
4,110,000 (b) California State, General Obligation Bonds, Various Purpose,
Build America Taxable Bond Series 2010
7.600 11/01/40 4,899,938
2,000,000 (a) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, 300 Lakeside Drive
Oakland Property Assessed Clean Energy, Taxable Sustainability
Green Series 2023
8.000 09/02/53 2,070,378

Portfolio of Investments December 31, 2024
(continued)
NBB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,250,000 California Statewide Communities Development Authority,
Revenue Bonds, Front Porch Communities & Services, Taxable
Series 2021B
2.240% 04/01/31 $ 1,049,080
1,280,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022B
- AGM Insured
7.140 08/15/47 1,351,762
2,025,000 Chino Public Financing Authority, California, Local Agency
Bonds, Refunding Series 2021A
4.001 09/01/38 1,745,411
1,000,000 Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Taxable Series 2021B
3.293 06/01/42 753,021
2,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Taxable Senior Series
2021A-1
3.714 06/01/41 1,543,343
7,500,000 (b) Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6.600 08/01/42 8,115,215
10,000,000 (c) Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010,
(UB)
6.600 08/01/42 10,820,286
2,000,000 (a),(c) Los Angeles Community College District, Los Angeles County,
California, General Obligation Bonds, Tender Option Bond Trust
2016-XTG002, Formerly Tender Option Bond Trust TN027, (IF)
13.439 08/01/49 3,139,689
1,880,000 (b) Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Mulitple Capital Projects I, Build America
Taxable Bond Series 2010B
7.488 08/01/33 2,034,562
11,380,000 (b) Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Mulitple Capital Projects I, Build America
Taxable Bond Series 2010B
7.618 08/01/40 13,267,708
2,960,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Build America Taxable Bonds,
Series 2009C
6.582 05/15/39 3,131,230
1,785,000 (b) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Federally Taxable - Direct Payment -
Build America Bonds, Series 2010D
6.574 07/01/45 1,937,202
4,000,000 (a),(c) Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Tender Option Bond Trust 2016-XFT906,
(IF)
12.125 07/01/50 6,049,360
4,180,000 (b) Sacramento Public Financing Authority, California, Lease
Revenue Bonds, Golden 1 Center, Series 2015
5.637 04/01/50 4,243,551
2,200,000 San Diego County Regional Transportation Commission,
California, Sales Tax Revenue Bonds, Build America Taxable
Bonds Series 2010A
5.911 04/01/48 2,234,975
1,500,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Taxable Build America Bond
Series 2010G
6.950 11/01/50 1,662,282
1,000,000 San Francisco City and County Redevelopment Financing
Authority, California, Tax Allocation Revenue Bonds, San
Francisco Redevelopment Projects, Taxable Series 2009E
8.406 08/01/39 1,194,329
4,000,000 (a),(c) San Francisco City and County, California, Certificates of
Participation, 525 Golden Gate Avenue, San Francisco Public
Utilities Commission Office Project, Tender Option Bond 2016-
XFT901, Formerly Tender Option Bond Trust B001, (IF)
11.960 11/01/41 5,384,116
2,000,000 (a),(c) San Francisco City and County, California, Certificates of
Participation, 525 Golden Gate Avenue, San Francisco Public
Utilities Commission Office Project, Tender Option Bond 2016-
XFT901, Formerly Tender Option Bond Trust B001, (IF)
11.960 11/01/41 2,692,058
1,185,000 (a) San Francisco City and County, California, Development Special
Tax Bonds, Mission Rock Facilities and Services Special Tax
District 2020-1, Taxable Series 2021B
4.000 09/01/31 1,103,886
2,000,000 (b) University of California Regents, Medical Center Pooled Revenue
Bonds, Taxable Build America Bond Series 2010H
6.548 05/15/48 2,150,337
4,260,000 Vernon, California, Electric System Revenue Bonds, Series 2008A 8.590 07/01/38 4,993,368
TOTAL CALIFORNIA 129,651,697

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 0.9% (0.6% of Total Investments)
$ 3,030,000 (b) Denver School District 1, Colorado, General Obligation Bonds,
Build America Taxable Bonds, Series 2009C
5.664% 12/01/33 $ 3,058,918
1,230,000 (b) Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Build America Series 2010B
5.844 11/01/50 1,247,244
TOTAL COLORADO 4,306,162
DISTRICT OF COLUMBIA - 3.9% (2.6% of Total Investments)
14,365,000 (b) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien, Build America Bond Series 2009D
7.462 10/01/46 17,034,164
1,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien, Build America Bond Series 2009D
- AGM Insured
7.462 10/01/46 1,211,316
TOTAL DISTRICT OF COLUMBIA 18,245,480
FLORIDA - 4.5% (3.1% of Total Investments)
14,655,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Taxable Series 2021B
5.000 10/01/36 12,984,775
1,400,000 (a) Miami, Florida, Special Obligation Revenue Bonds, Street &
Sidewalk Improvement Program, Taxable Refunding Series
2018B - AGM Insured
4.808 01/01/39 1,290,353
6,570,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Taxable
Series 2023
6.224 11/01/55 6,813,886
TOTAL FLORIDA 21,089,014
GEORGIA - 7.5% (5.1% of Total Investments)
2,264,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Taxable Build America Bonds Series 2010A
6.655 04/01/57 2,431,682
5,668,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project P Bonds, Refunding Taxable Build America Bonds Series
2010A - AGM Insured
7.055 04/01/57 6,407,342
19,222,000 (b) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project P Bonds, Refunding Taxable Build America Bonds Series
2010A
7.055 04/01/57 21,096,660
5,012,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6.637 04/01/57 5,354,083
TOTAL GEORGIA 35,289,767
ILLINOIS - 12.8% (8.8% of Total Investments)
2,210,000 Bellwood Illinois, Tax Increment Revenue Bonds, Senior
Apartments Project, Series 2022
6.000 12/01/50 2,072,954
4,030,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2010C - BAM Insured
6.319 11/01/29 4,130,013
12,715,000 (b) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Federally Taxable Build America Bonds, Series 2010B
6.200 12/01/40 13,069,848
355,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Third Lien, Taxable Build America Bond
Series 2010B
6.395 01/01/40 373,577
1,000,000 Chicago, Illinois, General Obligation Bonds, Taxable Project,
Build America Bonds - Direct Payment, Series 2010B - BAM
Insured
7.517 01/01/40 1,139,697
1,935,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build
America Taxable Bond Series 2010B
6.900 01/01/40 2,092,446
3,495,000 Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien
Series 2010B
6.742 11/01/40 3,749,430
1,950,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6.229 11/15/34 2,029,021
2,770,000 (a) Illinois International Port District, Revenue Bonds, Taxable
Refunding Series 2020
5.000 01/01/35 2,499,070
1,571,429 Illinois State, General Obligation Bonds, Build America Taxable
Bonds, Series 2010-5
7.350 07/01/35 1,676,463
11,875,769 (b) Illinois State, General Obligation Bonds, Taxable Build America
Bonds, Series 2010-3
6.725 04/01/35 12,361,861
10,312,000 (b) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Taxable Build America Bond Senior Lien Series 2009A
6.184 01/01/34 10,746,382

Portfolio of Investments December 31, 2024
(continued)
NBB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,420,000 (b) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Taxable Build America Bond Senior Lien Series 2009B
5.851% 12/01/34 $ 2,458,943
380,000 Northern Illinois Municipal Power Agency,  Power Project
Revenue Bonds, Prairie State Project, Build America Bond Series
2009C
6.859 01/01/39 402,931
1,375,000 Northern Illinois Municipal Power Agency,  Power Project
Revenue Bonds, Prairie State Project, Build America Taxable
Bond Series 2010A
7.820 01/01/40 1,590,774
TOTAL ILLINOIS 60,393,410
INDIANA - 1.2% (0.8% of Total Investments)
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Build
America Taxable Bonds, Series 2010B-2
6.116 01/15/40 1,027,418
5,000,000 Knox County, Indiana, Economic Development Revenue Bonds,
Good Samaritan Hospital Project, Taxable Series 2012B
5.900 04/01/34 4,839,343
TOTAL INDIANA 5,866,761
KENTUCKY - 1.6% (1.1% of Total Investments)
5,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Build America Bond Series 2010B -
AGM Insured
6.490 09/01/37 5,002
5,450,000 (b) Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Build
America Taxable Bonds Series 2010A
6.250 05/15/43 5,666,459
2,080,000 Newport, Kentucky, Industrial Building Revenue Bonds, South
Beach 1, LLC Project, Taxable Refunding Series 2022
4.125 03/01/33 1,892,267
TOTAL KENTUCKY 7,563,728
LOUISIANA - 0.1% (0.0% of Total Investments)
500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Junior Lien Series 2020C
4.210 12/01/44 381,362
TOTAL LOUISIANA 381,362
MARYLAND - 3.4% (2.4% of Total Investments)
3,500,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Terminal Project, Refunding Series
2017B
4.550 06/01/35 3,198,155
1,000,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Terminal Project, Series 2019B
4.750 06/01/42 866,321
1,500,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Senior Parking Facilities
Revenue, Series 2018B
4.580 06/01/33 1,404,498
2,945,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Senior Parking Facilities
Revenue, Series 2018B
4.790 06/01/38 2,597,868
4,285,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Senior Parking Facilities
Revenue, Series 2018B
5.050 06/01/43 3,670,068
5,350,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Senior Parking Facilities
Revenue, Series 2018B
5.320 06/01/51 4,520,349
TOTAL MARYLAND 16,257,259
MASSACHUSETTS - 0.8% (0.6% of Total Investments)
4,000,000 (a),(c) Massachusetts, Transporation Fund Revenue Bonds, Accelerated
Bridge Program, Tender Option Bond Trust 2016-XFT907, (IF)
8.096 06/01/40 3,992,610
TOTAL MASSACHUSETTS 3,992,610
MINNESOTA - 0.4% (0.3% of Total Investments)
1,855,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Build America Taxable Bond Series
2010C
6.770 01/01/46 2,030,786
TOTAL MINNESOTA 2,030,786
MISSISSIPPI - 0.4% (0.3% of Total Investments)
2,085,000 Mississippi State, General Obligation Bonds, Taxable Build
America Bond Series 2010F
5.245 11/01/34 2,065,605
TOTAL MISSISSIPPI 2,065,605

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 0.2% (0.2% of Total Investments)
$ 1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Federally
Taxable Build America Bonds - Direct Pay, Series 2009A
6.890% 01/01/42 $ 1,085,700
TOTAL MISSOURI 1,085,700
NEW HAMPSHIRE - 1.0% (0.7% of Total Investments)
4,500,000 (a) National Finance Authority, New Hampshire, Utility Revenue
Bonds, Wheeling Power Company Project, Taxable Refunding
Series 2024A
6.890 04/01/34 4,564,639
TOTAL NEW HAMPSHIRE 4,564,639
NEW JERSEY - 4.1% (2.8% of Total Investments)
3,320,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Taxable Series 2020D - AGM Insured
3.958 07/01/48 2,621,154
3,000,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2009F
7.414 01/01/40 3,440,361
8,805,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7.102 01/01/41 9,843,530
2,000,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable
Build America Bond Series 2010H
5.665 05/01/40 1,989,248
870,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Taxable Build America Bond Series 2009P-3
7.365 01/01/40 956,022
530,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Build America Bond
Series 2009A-5
7.000 11/01/38 570,459
TOTAL NEW JERSEY 19,420,774
NEW YORK - 25.6% (17.6% of Total Investments)
420,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable
Series 2023B
7.250 02/01/27 422,783
10,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Taxable Series 2018B
5.096 08/01/34 9,346,675
1,415,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Taxable Series 2018B - AGM
Insured
4.946 08/01/48 1,245,242
25,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, Build America Taxable Bonds, Series
2010D, (UB)
5.600 03/15/40 24,829,312
2,000,000 (a) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, Tender Option Bond Trust 30020,
(IF)
7.666 03/15/40 1,931,725
5,100,000 (b) Long Island Power Authority, New York, Electric System Revenue
Bonds, Build America Taxable Bond Series 2010B
5.850 05/01/41 5,104,985
595,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Build America Taxable Bonds, Series 2010C
7.336 11/15/39 696,335
2,085,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Build America Taxable Bonds, Series 2010B-1
6.548 11/15/31 2,184,349
10,925,000 (b) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Federally Taxable Build America Bonds, Series
2010E
6.814 11/15/40 11,733,460
11,390,000 (b) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Federally Taxable Issuer Subsidy Build America
Bonds, Series 2010A
6.668 11/15/39 12,158,896
440,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Taxable Green Climate Certified Series 2020C-2
5.175 11/15/49 378,427
3,675,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Taxable
Series 2020B
4.600 12/01/46 2,922,644
870,000 (a) New York City Industrial Development Agency, New York,
Installment Purchase and Lease Revenue Bonds, Queens
Baseball Stadium Project, Series 2006 - AMBAC Insured
6.027 01/01/46 876,842
1,900,000 New York City Industrial Development Agency, New York,
Installment Purchase and Lease Revenue Bonds, Queens
Baseball Stadium Project, Series 2006 - AGM Insured
6.027 01/01/46 1,925,191

Portfolio of Investments December 31, 2024
(continued)
NBB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 475,000 (a) New York City Industrial Development Authority, New York,
Rental Revenue Bonds, Yankee Stadium Project, Taxable Series
2009 - AGM Insured
11.000% 03/01/29 $ 531,844
1,500,000 (b) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5.440 06/15/43 1,420,835
2,595,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Series 2010DD
5.952 06/15/42 2,615,696
2,025,000 (c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Series 2010DD, (UB)
5.952 06/15/42 2,041,150
3,595,000 (a),(c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Taxable Tender Option Bonds Trust T30001-2, (IF)
9.515 06/15/44 3,464,368
10,170,000 (b) New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2011 Taxable Build America Bond
Series 2010S-1B
6.828 07/15/40 10,876,043
10,000,000 (b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Build America Taxable Bonds, Series
2010G-1
5.467 05/01/40 9,749,327
3,000,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5.114 10/01/54 2,842,877
3,450,000 Westchester County Health Care Corporation, New York, Senior
Lien Revenue Bonds,  Refunding Series 2010A
8.572 11/01/40 3,323,608
5,495,000 Westchester County Health Care Corporation, New York, Senior
Lien Revenue Bonds,  Refunding Series 2010A
8.572 11/01/40 5,293,098
2,970,000 Westchester County Health Care Corporation, New York, Senior
Lien Revenue Bonds, Series 2010-C1 - AGM Insured
8.572 11/01/40 3,376,203
TOTAL NEW YORK 121,291,915
OHIO - 6.1% (4.2% of Total Investments)
6,350,000 (b) American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
7.834 02/15/41 7,495,838
1,000,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
8.084 02/15/50 1,262,128
1,475,000 American Municipal Power Inc., Ohio, Meldahl Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
7.499 02/15/50 1,716,305
7,040,000 American Municipal Power Ohio Inc., Prairie State Energy
Campus Project Revenue Bonds, Build America Bond Series
2009C
6.053 02/15/43 7,161,105
2,300,000 Columbus Regional Airport Authority, Ohio, Customer Facility
Charge Revenue Bonds, Taxable Series 2019
4.199 12/15/48 1,860,983
10,575,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Kenwood
Collection Redevelopment, Refunding Senior Lien Series 2016A
6.600 01/01/39 9,447,928
TOTAL OHIO 28,944,287
OKLAHOMA - 3.9% (2.7% of Total Investments)
19,200,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2018D
5.450 08/15/28 18,474,835
TOTAL OKLAHOMA 18,474,835
OREGON - 1.1% (0.7% of Total Investments)
1,590,000 Hillsboro Economic Development Council, Oregon, Tax
Increment Revenue Bonds, North Hillsboro Industrial Renew
Area, Taxable Series 2024 - AGM Insured
5.815 06/01/38 1,604,017
1,600,000 Hillsboro Economic Development Council, Oregon, Tax
Increment Revenue Bonds, North Hillsboro Industrial Renew
Area, Taxable Series 2024 - AGM Insured
5.865 06/01/39 1,613,791
2,450,000 Port of Portland, Oregon, Portland International Airport Customer
Facility Charge Revenue Bonds, Taxable Series 2019
4.237 07/01/49 1,942,164
TOTAL OREGON 5,159,972

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 1.5% (1.0% of Total Investments)
$ 1,915,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Build America Taxable Bonds, Series
2009D
6.218% 06/01/39 $ 1,994,788
215,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Taxable Series 2024C
5.362 11/01/37 210,568
1,640,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Build America Taxable Bonds, Series 2009A
6.105 12/01/39 1,718,899
2,715,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Build America Taxable Bonds, Series 2010B
5.511 12/01/45 2,633,707
305,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5.226 09/01/40 296,179
TOTAL PENNSYLVANIA 6,854,141
SOUTH CAROLINA - 3.4% (2.4% of Total Investments)
2,000,000 South Carolina Public Service Authority, Electric System Revenue
Bonds, Santee Cooper, Federally Taxable Build America Series
2010C - AGM Insured
6.454 01/01/50 2,150,691
1,550,000 South Carolina Public Service Authority, Electric System Revenue
Bonds, Santee Cooper, Federally Taxable Build America Series
2010C
6.454 01/01/50 1,652,665
8,985,000 South Carolina Public Service Authority, Electric System Revenue
Bonds, Santee Cooper, Federally Taxable Build America Series
2010C, (UB)
6.454 01/01/50 9,580,124
205,000 (a) South Carolina Public Service Authority, Electric System Revenue
Bonds, Santee Cooper, Federally Taxable Build America Tender
Option Bond Trust T30002, (IF)
11.440 01/01/50 272,891
2,585,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2013C - AGM Insured
5.784 12/01/41 2,638,585
TOTAL SOUTH CAROLINA 16,294,956
TENNESSEE - 4.9% (3.3% of Total Investments)
1,500,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison
County General Hospital Project, Series 2018B
5.308 04/01/48 1,369,488
415,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Taxable Series 2017B
4.700 07/01/27 396,623
7,915,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Taxable Series 2017B
5.200 07/01/37 6,630,184
1,515,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Taxable Series 2017B
5.450 07/01/45 1,136,056
5,010,000 (b) Metropolitan Government Nashville & Davidson County
Convention Center Authority, Tennessee, Tourism Tax Revenue
Bonds, Build America Taxable Bonds, Series 2010A-2
7.431 07/01/43 5,750,871
7,350,000 (b) Metropolitan Government Nashville & Davidson County
Convention Center Authority, Tennessee, Tourism Tax Revenue
Bonds, Build America Taxable Bonds, Subordinate Lien Series
2010B
6.731 07/01/43 7,845,822
TOTAL TENNESSEE 23,129,044
TEXAS - 10.0% (6.8% of Total Investments)
2,520,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Build America Bonds, Series 2009B
5.999 12/01/44 2,564,013
16,460,000 (b) Dallas Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Build America Taxable Bonds,
Series 09B
7.088 01/01/42 18,126,574
1,000,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties,
Texas, Special Tax Revenue Bonds, Taxable Series 2017B
4.238 03/01/47 826,531
1,500,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Taxable
Series 2024B
6.250 06/01/37 1,462,027
665,000 Harris County, Texas, Hotel Occupancy Tax Revenue Bonds,
Senior Lien Taxable Series 2024
5.363 08/15/49 637,606

Portfolio of Investments December 31, 2024
(continued)
NBB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,285,000 (b) North Texas Tollway Authority, System Revenue Bonds, Taxble
Build America Bond Series 2009B
6.718% 01/01/49 $ 11,445,842
7,545,000 San Antonio, Texas, Customer Facility Charge Revenue Bonds,
Rental Car Special Facilities Project, Series 2015
5.671 07/01/35 7,526,282
2,000,000 San Antonio, Texas, Customer Facility Charge Revenue Bonds,
Rental Car Special Facilities Project, Series 2015
5.871 07/01/45 1,915,171
1,000,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Junior Lien, Build America Taxable Bond Series 2010A
5.808 02/01/41 1,002,055
10,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Series 2012
4.427 02/01/42 9,224
1,400,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Hendrick Medical Center,
Taxable Series 2021 - AGM Insured
3.422 09/01/50 973,036
1,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Taxable Refunding Senior Lien Series
2019B
3.922 12/31/49 792,404
TOTAL TEXAS 47,280,765
UTAH - 1.5% (1.1% of Total Investments)
8,500,000 (a) Salt Lake County, Utah, Convention Hotel Revenue Bonds,
Taxable Series 2019
5.750 10/01/47 7,310,327
TOTAL UTAH 7,310,327
VIRGINIA - 3.3% (2.2% of Total Investments)
1,840,000 (a) Fredericksburg Economic Development Authority, Virginia,
Revenue Bonds, Fredericksburg Stadium Project, Taxable Series
2019A
5.500 09/01/49 1,704,742
10,380,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Refunding Senior Lien Series
2007A
6.706 06/01/46 8,698,010
5,055,000 (a) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and
Virginia Beach Oceanfront Hotel Projects, Series 2018B
12.000 04/01/48 5,050,439
TOTAL VIRGINIA 15,453,191
WASHINGTON - 7.1% (4.9% of Total Investments)
4,000,000 (a),(c) Seattle, Washington, Municipal Light and Power Revenue Bonds,
Federally Taxable Build America Bonds, Tender Option Bond
Trust 2016-XFT905, Formerly Tender Option Bond Trust T0001,
(IF)
7.015 02/01/40 3,908,280
28,300,000 (b) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Build America Taxable Bond Series
2010B
6.790 07/01/40 29,686,046
TOTAL WASHINGTON 33,594,326
WEST VIRGINIA - 3.1% (2.1% of Total Investments)
8,500,000 Tobacco Settlement Finance Authority, West Virginia, Tobacco
Settlement Asset-Backed Bonds, Taxable Refunding Class 1
Senior Series 2020A
4.006 06/01/40 6,716,528
10,800,000 Tobacco Settlement Finance Authority, West Virginia, Tobacco
Settlement Asset-Backed Bonds, Taxable Refunding Class 1
Senior Series 2020A
4.306 06/01/49 8,070,780
TOTAL WEST VIRGINIA 14,787,308
WISCONSIN - 1.0% (0.7% of Total Investments)
480,000 (a) Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1
LLC Project, Taxable Social Series 2022A - BAM Insured
5.569 11/01/51 431,338
2,360,000 (a) Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1
LLC Project, Taxable Social Series 2023 - BAM Insured
6.434 11/01/52 2,379,402
400,000 Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 2
LLC Project, Taxable Series 2024 - BAM Insured
6.201 05/01/54 394,789

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Taxable Senior Series
2020A - AGM Insured
4.473% 12/15/47 $ 1,670,309
TOTAL WISCONSIN 4,875,838
TOTAL MUNICIPAL BONDS
(Cost $731,975,530) 685,005,459
TOTAL LONG-TERM INVESTMENTS
(Cost $731,975,530) 685,005,459
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%(0.7% of Total Investments)
4,700,000 REPURCHASE AGREEMENTS - 1.0% (0.7% of Total Investments) 4,700,000
4,700,000 (d) Fixed Income Clearing Corporation 4.430 01/02/25 4,700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,700,000) 4,700,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,700,000) 4,700,000
TOTAL INVESTMENTS - 145.7%
(Cost $736,675,530 ) 689,705,459
FLOATING RATE OBLIGATIONS - (7.8)% (36,810,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (41.8)%(e) (198,018,488)
OTHER ASSETS & LIABILITIES, NET -  3.9% 18,573,153
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 473,450,124
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $83,827,360 or 12.2% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $234,300,237 have been pledged as collateral for reverse repurchase agreements.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $4,701,157 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/44, valued at $4,794,163.
(e) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 28.7%.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (864) 3/25 $ (106,133,434) $ (102,735,000) $ 3,398,434

Portfolio of Investments December 31, 2024
(continued)
NBB

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NBB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 685,005,459 $ – $ 685,005,459
Short-Term Investments:
Repurchase Agreements – 4,700,000 – 4,700,000
Investments in Derivatives:
Futures Contracts* 3,398,434 – – 3,398,434
Total $ 3,398,434 $ 689,705,459 $ – $ 693,103,893
* Represents net unrealized appreciation (depreciation).